Parent Company Only Condensed Financial Information - Schedule of Condensed Statements of Comprehensive Income (Loss) (Details) - Parent Company [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Net (loss) income	$ 17,323	$ (26,921)	$ (38,861)
Other comprehensive (loss) income, net of tax of nil:
Foreign currency translation adjustments, net of tax of nil	(1,456)	(262)	(1,456)
Other comprehensive income (loss), net of tax of nil:
Comprehensive (loss) income	15,867	(27,183)	(40,317)
Comprehensive (loss) income attributable to the Company’s ordinary shareholders	$ 15,791	$ (27,201)	$ (40,393)